SCHEDULE I - Consolidated Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Consolidated Summary of Investments Other Than Investments in Related Parties
PartnerRe Ltd.
Consolidated Summary of Investments
Other Than Investments in Related Parties
at December 31, 2022
(Expressed in thousands of U.S. dollars)

Type of investment	Cost (1)	Fair Value	Amount at which shown in the balance sheet
Fixed maturities
U.S. government and government sponsored enterprises	$2,106,556	$1,797,934	$1,797,934
U.S. states, territories and municipalities	58,707	58,873	58,873
Non-U.S. sovereign government, supranational and government related	1,834,025	1,654,532	1,654,532
Corporate bonds	6,477,064	5,759,149	5,759,149
Asset-backed securities	28,550	28,364	28,364
Residential mortgage-backed securities	4,420,417	3,723,062	3,723,062
Fixed maturities	$14,925,319	$13,021,914	$13,021,914
Equities
Common stocks
Banks, trust and insurance companies	$88,584	$61,873	$61,873
Industrial, miscellaneous and all other	487,726	854,431	854,431
Nonredeemable preferred stocks	9,797	13,582	13,582
Equities	$586,107	$929,886	$929,886
Short-term investments	$536,139	$523,510	$523,510
Other invested assets (2)		$3,117,861	$3,355,106
Investments in real estate (3)		$—	$57,984
Total		$17,593,171	$17,888,400

(1)Original cost of fixed maturities reduced by repayments and adjusted for amortization of premiums or accrual of discounts. Original cost of equity securities.
(2)Other invested assets shown in the Consolidated Balance Sheets in Item 18 also includes the Company’s investments accounted for using the equity method of accounting of $237 million.
(3)Investments in real estate are carried at original cost less any impairments.